                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):   [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Mittelman
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Paul Mittelman                        New York, NY           02/02/07
-------------------------------------   ----------------        -----------
             [Signature]                 [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3

Form 13F Information Table Entry Total:           107

Form 13F Information Table Value Total:       1409646
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number        Name
---   -------------------------   --------------------------------
 1    28 - 10208                  Richmond Enterprises, Inc.
 2    28 - 10207                  New York Community Bank
 3    28 - 10200                  New York Community Bancorp, Inc.

                           PETER B. CANNELL & CO. INC.
                                    FORM 13F
                                DECEMBER 31, 2006

                                                                                                      Voting Authority
                                                                                                      -----------------
                                                              Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP         (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers  Sole     Shared None
------------------------------  --------------  ------------  --------  --------  ---  ----  -------  --------  -------  ------ ----
ABBOTT LABORATORIES             COM             002824100         1055    21666   SH         Defined  1,2,3       21666
AFLAC CORPORATION               COM             001055102         6234   135521   SH         Defined  1,2,3      135521
AGILENT TECHNOLOGIES            COM             00846U101         2844    81600   SH         Defined  1,2,3       81600
ALEXANDER & BALDWIN INC         COM             014482103        32294   728325   SH         Defined  1,2,3      728325
ALLERGAN INC                    COM             018490102          593     4950   SH         Defined  1,2,3        4950
AMB PROPERTY CORP               COM             00163T109         4690    80025   SH         Defined  1,2,3       80025
AMERICAN HOME MORTGAGE INVESTM  COM             02660R107        10825   308225   SH         Defined  1,2,3      308225
AMERICAN INTL GROUP INC COM     COM             026874107         5315    74165   SH         Defined  1,2,3       74165
AMGEN INC                       COM             031162100         2220    32500   SH         Defined  1,2,3       32500
ANALOG DEVICES                  COM             032654105         2894    88050   SH         Defined  1,2,3       88050
APACHE CORPORATION              COM             037411105         4541    68270   SH         Defined  1,2,3       68270
APPLERA CORP-APPLIED BIOSYSTEM  COM AP BIO GRP  038020103          367    10000   SH         Defined  1,2,3       10000
AUTOMATIC DATA PROCESSING       COM             053015103          271     5500   SH         Defined  1,2,3        5500
BAXTER INTERNATIONAL INC        COM             071813109         4983   107419   SH         Defined  1,2,3      107419
BERKSHIRE HATHAWAY INC. COM  -  CL A            084670108          220        2   SH         Defined  1,2,3           2
BP AMOCO P L C SPONSORED ADR    SPONSORED ADR   055622104          217     3230   SH         Defined  1,2,3        3230
BROOKFIELD ASSET MGMT INC CL A  CL A LTD VT SH  112585104        58880  1222094   SH         Defined  1,2,3     1222094
BROOKFIELD HOMES                COM             112723101        34852   928145   SH         Defined  1,2,3      928145
BURLINGTON NORTHERN SANTA FE C  COM             12189T104        34886   472645   SH         Defined  1,2,3      472645
CAPITOL FEDERAL FNL             COM             14057c106         1692    44050   SH         Defined  1,2,3       44050
CELGENE CORP                    COM             151020104        59681  1037385   SH         Defined  1,2,3     1037385
CHARTER FINANCIAL CORP          COM             16122M100        24181   469350   SH         Defined  1,2,3      469350
CHEVRON CORP                    COM             166764100         1002    13628   SH         Defined  1,2,3       13628
CHUBB CORP                      COM             171232101          249     4700   SH         Defined  1,2,3        4700
CIMAREX ENERGY                  COM             171798101         6181   169350   SH         Defined  1,2,3      169350
CISCO SYS INC COM               COM             17275r102         5667   207340   SH         Defined  1,2,3      207340
CLEVELAND-CLIFFS INC            COM             185896107        26902   555375   SH         Defined  1,2,3      555375
COLGATE-PALMOLIVE CO            COM             194162103          723    11080   SH         Defined  1,2,3       11080
COMPASS MINERALS INTL INC       COM             20451N101        27224   862605   SH         Defined  1,2,3      862605
DEERE & CO                      COM             244199105         2662    28000   SH         Defined  1,2,3       28000
DENBURY RESOURCES INC           COM NEW         247916208         8545   307485   SH         Defined  1,2,3      307485
DISNEY WALT CO.                 COM DISNEY      254687106         4218   123096   SH         Defined  1,2,3      123096
DOLLAR THRIFTY AUTO GROUP INC   COM             256743105        58353  1279385   SH         Defined  1,2,3     1279385
DOMINION RESOURCES INC.         COM             25746u109         1049    12511   SH         Defined  1,2,3       12511
DOVER CORPORATION               COM             260003108         6936   141500   SH         Defined  1,2,3      141500
DRESS BARN INC                  COM             261570105        50186  2151125   SH         Defined  1,2,3     2151125
DUKE ENERGY CORP                COM             26441C105         1860    56000   SH         Defined  1,2,3       56000
EATON CORP                      COM             278058102        15994   212850   SH         Defined  1,2,3      212850
ECHOSTAR COMMUNICATIONS         CL A            278762109         2380    62575   SH         Defined  1,2,3       62575
EMC CORP                        COM             268648102         4029   305200   SH         Defined  1,2,3      305200
EV3 INC                         COM             26928A200        32837  1905775   SH         Defined  1,2,3     1905775
EXXON MOBIL CORP                COM             30231g102         2583    33703   SH         Defined  1,2,3       33703
FIDELITY NATIONAL FINANCIAL, I  CL A            31620R105        23457   982275   SH         Defined  1,2,3      982275
FIFTH THIRD BANCORP             COM             316773100         4093   100000   SH         Defined  1,2,3      100000
FIRST DATA CORP                 COM             319963104         1967    77093   SH         Defined  1,2,3       77093
FLORIDA ROCK INDUSTRIES INC     COM             341140101         4736   110000   SH         Defined  1,2,3      110000
FOX CHASE BANCORP INC           COM             35137P106          756    56000   SH         Defined  1,2,3       56000
GENERAL ELECTRIC COMPANY        COM             369604103         2160    58045   SH         Defined  1,2,3       58045
GENTEX CORP                     COM             371901109         4668   300000   SH         Defined  1,2,3      300000
HARLEY DAVIDSON INC.            COM             412822108          423     6000   SH         Defined  1,2,3        6000
HOME DEPOT                      COM             437076102         4311   107350   SH         Defined  1,2,3      107350
HORMEL FOODS CORP               COM             440452100         6490   173800   SH         Defined  1,2,3      173800
HUDSON CITY BANCORP INC         COM             443683107        87913  6333771   SH         Defined  1,2,3     6333771
JAPAN SMALLER CAPITALIZATION F  COM             47109U104          384    29800   SH         Defined  1,2,3       29800
JOHNSON & JOHNSON CO            COM             478160104         3113    47148   SH         Defined  1,2,3       47148
KYPHON INC                      COM             501577100         3636    90000   SH         Defined  1,2,3       90000
M&T BANK CORP.                  COM             55261f104         2338    19138   SH         Defined  1,2,3       19138
MERCK & CO INC                  COM             589331107          678    15550   SH         Defined  1,2,3       15550
MFA MORTGAGE                    COM             55272X102         8394  1091540   SH         Defined  1,2,3     1091540
MICROSOFT CORP.                 COM             594918104         5068   169733   SH         Defined  1,2,3      169733
MILLIPORE CORP                  COM             601073109         1369    20550   SH         Defined  1,2,3       20550
NATIONAL FINANCIAL PARTNR       COM             63607P208        15452   351420   SH         Defined  1,2,3      351420
NEWFIELD EXPLORATION CO         COM             651290108        24365   530250   SH         Defined  1,2,3      530250
NORFOLK SOUTHERN CORP           COM             655844108        18475   367370   SH         Defined  1,2,3      367370
NORTHROP GRUMMAN CORP           COM             666807102         1733    25601   SH         Defined  1,2,3       25601
NORTHWEST NATURAL GAS           COM             667655104          373     8800   SH         Defined  1,2,3        8800
PANERA BREAD CO                 CL A            69840W108        43467   777440   SH         Defined  1,2,3      777440
PEABODY ENERGY                  COM             704549104        15865   392610   SH         Defined  1,2,3      392610
PEPSICO INC COM                 COM             713448108          469     7500   SH         Defined  1,2,3        7500
PETROHAWK ENERGY CORP           COM             716495106        18659  1622550   SH         Defined  1,2,3     1622550
PETSMART INC                    COM             716768106        11947   413950   SH         Defined  1,2,3      413950
PHELPS DODGE                    COM             717265102         6258    52275   SH         Defined  1,2,3       52275
PMC COMMERCIAL TRUST            SH BEN INT      693434102         7013   467215   SH         Defined  1,2,3      467215
POTLATCH CORP                   COM             737630103         9227   210575   SH         Defined  1,2,3      210575
PRINCIPAL FINL GROUP INC        COM             74251V102          719    12250   SH         Defined  1,2,3       12250
PROCTER & GAMBLE CO             COM             742718109          780    12136   SH         Defined  1,2,3       12136
PROVIDENT NEW YORK BANCORP      COM             744028101         6958   464500   SH         Defined  1,2,3      464500
PRUDENTIAL FINANCIAL INC        COM             744320102          902    10500   SH         Defined  1,2,3       10500
RAYONIER INC                    COM             754907103        61166  1490030   SH         Defined  1,2,3     1490030
REPUBLIC SERVICES INC           COM             760759100        55039  1353295   SH         Defined  1,2,3     1353295
RESMED INC                      COM             761152107        13337   270975   SH         Defined  1,2,3      270975
ROCKWELL AUTOMATION INC         COM             773903109        35498   581165   SH         Defined  1,2,3      581165
ROMA FINANCIAL CORP             COM             77581P109        12736   769100   SH         Defined  1,2,3      769100
SCHERING PLOUGH CORP            COM             806605101         3662   154900   SH         Defined  1,2,3      154900
SCOTTS MIRACLE-GRO CO           CL A            810186106         8187   158500   SH         Defined  1,2,3      158500
SEALED AIR CORP                 COM             81211k100          352     5425   SH         Defined  1,2,3        5425
SHIRE PLC                       SPONSORED ADR   82481R106        27115   439040   SH         Defined  1,2,3      439040
SIGMA ALDRICH CORP.             COM             826552101          280     3600   SH         Defined  1,2,3        3600
SLM CORPORATION                 COM             78442P106         2749    56360   SH         Defined  1,2,3       56360
SOUTHWESTERN ENERGY CO.         COM             845467109        43436  1239255   SH         Defined  1,2,3     1239255
STANLEY WORKS                   COM             854616109         5958   118475   SH         Defined  1,2,3      118475
STARBUCKS CORP.                 COM             855244109          213     6000   SH         Defined  1,2,3        6000
TELEFLEX INC                    COM             879369106        35896   556008   SH         Defined  1,2,3      556008
TEVA PHARMACEUTCL INDS ADR      ADR             881624209         1083    34842   SH         Defined  1,2,3       34842
THE MEN'S WEARHOUSE INC         COM             587118100         3826   100000   SH         Defined  1,2,3      100000
THERMO FISHER SCIENTIFIC INC    COM             883556102        66429  1466748   SH         Defined  1,2,3     1466748
TIERONE CORP                    COM             88650R108        15472   489450   SH         Defined  1,2,3      489450
TYCO INTERNATIONAL LTD          COM             902124106          882    29000   SH         Defined  1,2,3       29000
UNILEVER N V                    NY SHS NEW      904784709         1736    63720   SH         Defined  1,2,3       63720
VENTANA MEDICAL SYSTEMS         COM             92276h106          258     6000   SH         Defined  1,2,3        6000
WAL MART STORES INC             COM             931142103         1383    29950   SH         Defined  1,2,3       29950
WATTS WATER TECHNOLOGIES INC C  CL A            942749102          436    10600   SH         Defined  1,2,3       10600
WEINGARTEN RLTY INVS            SH BEN INT      948741103          258     5600   SH         Defined  1,2,3        5600
WESTERN UNION COMPANY           COM             959802109         1835    81842   SH         Defined  1,2,3       81842
WHIRLPOOL CORP                  COM             963320106        46616   561500   SH         Defined  1,2,3      561500
XTO ENERGY INC                  COM             98385X106        55891  1187910   SH         Defined  1,2,3     1187910
INTERNATIONAL RECTIFIER         Note 4.25% 7/1  460254ae5         5993  6060000   PRN        Defined  1,2,3     6060000
REPORT SUMMARY                             107  DATA RECORDS   1409646              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.

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